Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cost Of Sales [Line Items]
Cost of sales	$ 74,075	$ 55,463
Digital currency mining [Member]
Cost Of Sales [Line Items]
Cost of sales	70,702	55,147
High performance computing hosting [Member]
Cost Of Sales [Line Items]
Cost of sales	$ 3,373	$ 316